Financial Assets and Financial Liabilities - Sensitivity Analysis for Interest Rate Risk on Profit Before Tax (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest rate rises by 100 basis points [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ (27,354)	¥ (13,544)